Income and Expenses - Summary of Expenses by Nature (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Staff costs	$ 1,113	$ 1,250	$ 1,018
Operation costs	1,048	864	462
Depreciation and amortization	145	150	345
Marketing expenses	227	206	177
Professional fees	$ 67	$ 104	$ 82